STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details) - Warrants [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Exercise price		$ 8.29
Risk free interest rate		4.45%
Expected term		4 years 5 months 30 days
Volatility		146.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Bottoms [Member]
Exercise price	$ 1.30		$ 1.30	$ 38.00
Risk free interest rate	4.09%		3.59%	3.91%
Expected term	1 month 27 days		2 years	2 years 3 months 18 days
Volatility	143.00%		155.00%	147.00%
Tops [Member]
Exercise price	$ 8.29		$ 8.29	$ 682.00
Risk free interest rate	5.04%		4.36%	4.50%
Expected term	5 months 24 days		5 years	5 years 3 months 18 days
Volatility	207.00%		175.00%	173.00%